Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Leases	Mar. 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4 years 3 months 29 days
Weighted average discount rate	7.90%